IFRS 7 Disclosures - Summary of Account Balances by Investment Category (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Investment Categories For Variable Contracts With Guarantees [Line Items]
Investments for variable contracts with guarantees	CAD 111,654	CAD 114,898
Equity funds [Member]
Investment Categories For Variable Contracts With Guarantees [Line Items]
Investments for variable contracts with guarantees	47,508	41,805
Balanced funds [Member]
Investment Categories For Variable Contracts With Guarantees [Line Items]
Investments for variable contracts with guarantees	47,369	57,571
Bond funds [Member]
Investment Categories For Variable Contracts With Guarantees [Line Items]
Investments for variable contracts with guarantees	13,095	11,588
Money market funds [Member]
Investment Categories For Variable Contracts With Guarantees [Line Items]
Investments for variable contracts with guarantees	1,905	2,127
Other fixed interest rate investments [Member]
Investment Categories For Variable Contracts With Guarantees [Line Items]
Investments for variable contracts with guarantees	CAD 1,777	CAD 1,807